Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets

17. EXPLORATION AND EVALUATION ASSETS

Total
As at December 31, 2016	1,585
Additions	147
Acquisition (Note 9) (1)	3,608
Transfers to Assets Held for Sale (Note 11)	(316)
Transfers to PP&E (Note 18)	(6)
Exploration Expense (Note 10)	(890)
Change in Decommissioning Liabilities	5
Other	19
Divestitures (1)	(479)
As at December 31, 2017	3,673
Additions	374
Transfers to Assets Held for Sale (Note 11)	(1)
Transfers from Assets Held for Sale (Note 11)	46
Exploration Expense (Note 10)	(2,123)
Change in Decommissioning Liabilities	(8)
Divestitures	(1,176)
As at December 31, 2018	785
(1)	In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and re-acquired it at fair value as required by IFRS 3.